Offerings	Jul. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	244,372,990
Proposed Maximum Offering Price per Unit	0.1555
Maximum Aggregate Offering Price	$ 37,999,999.95
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,247.80
Offering Note	The offering price per unit of (i) one share of the Registrant's common stock and (ii) 0.0027 share of the Registrant's Series B preferred stock (collectively, a "Unit") is equal to 105% of the closing price of the Registrant's common stock on June 10, 2026. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the securities being registered hereunder include such indeterminate number of additional common stock as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants to purchase shares of Common Stock
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	In accordance with Rule 457(g), the entire registration fee for the warrants is allocated to the shares of common stock underlying the warrants, and no separate fee is payable for the warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of Pre-Funded Warrants
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The proposed number of shares of common stock will be reduced on a share-for-share basis based on the number of shares issued upon exercise of pre-funded warrants, and the proposed number of shares of common stock issued upon exercise of the pre-funded warrants will be reduced on a share-for-share basis based on the shares of any common stock issued in the offering. Accordingly, the amount of shares to be registered of the common stock and pre-funded warrants (including the common stock issuable upon exercise of the pre-funded warrants), if any, is 244,372,990.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon conversion of Series B Preferred Stock
Amount Registered | shares	205,627,010
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	The registration fee for the Registrant's common stock underlying the Series B Preferred Stock is included in the offering price allocated to a Unit of $0.1555 per Unit in row 1 above. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional common stock as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.